Consolidated net (debt)/cash - Analysis of changes in consolidated net cash/(debt) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [Line Items]
Net (debt)/cash, beginning balance	$ 1,576	$ (664)
Net (debt)/cash, foreign exchange adjustment	110	152
Net (debt)/cash, cash movements excluding exchange movements	(5,557)	2,794
Net (debt)/cash, other non-cash movements	(317)	(706)
Net (debt)/cash, ending balance	(4,188)	1,576
Overdrafts	1	2
Highly liquid financial assets held in managed investment funds classified as held for trading	1,998	2,401
Borrowings excluding overdrafts
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(12,166)	(12,653)
Financial liabilities, foreign exchange adjustment	118	67
Financial liabilities,, cash movements excluding exchange movements	470	270
Financial liabilities,, other non-cash movements	508	150
Financial liabilities, ending balance	(11,070)	(12,166)
Lease liabilities
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(1,363)	(1,178)
Financial liabilities, foreign exchange adjustment	69	30
Financial liabilities,, cash movements excluding exchange movements	374	358
Financial liabilities,, other non-cash movements	(280)	(573)
Financial liabilities, ending balance	(1,200)	(1,363)
Net debt related derivatives
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(101)	248
Financial liabilities, foreign exchange adjustment	(92)	(45)
Financial liabilities,, cash movements excluding exchange movements	(3)	(51)
Financial liabilities,, other non-cash movements	(494)	(253)
Financial liabilities, ending balance	(690)	(101)
Cash and cash equivalents including overdrafts
Disclosure of financial liabilities [Line Items]
Cash and cash equivalents and other investments, beginning balance	12,805	10,381
Cash and cash equivalents and other investments, foreign exchange adjustment	15	100
Cash and cash equivalents and other investments, cash movements excluding exchange movements	(6,046)	2,324
Cash and cash equivalents and other investments, other non-cash movements	0	0
Cash and cash equivalents and other investments, ending balance	6,774	12,805
Other investments
Disclosure of financial liabilities [Line Items]
Cash and cash equivalents and other investments, beginning balance	2,401	2,538
Cash and cash equivalents and other investments, foreign exchange adjustment	0	0
Cash and cash equivalents and other investments, cash movements excluding exchange movements	(352)	(107)
Cash and cash equivalents and other investments, other non-cash movements	(51)	(30)
Cash and cash equivalents and other investments, ending balance	$ 1,998	$ 2,401